Commitments and Contingencies (Details 2)			3 Months Ended	7 Months Ended		9 Months Ended		12 Months Ended
	Jun. 19, 2015 USD ($)	Jun. 26, 2014 EUR (€) item shares	Sep. 30, 2013 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	May. 31, 2015 EUR (€)	Apr. 30, 2015 EUR (€)	Mar. 31, 2015 $ / shares	Mar. 31, 2015 EUR (€)	Mar. 25, 2015 EUR (€)	Mar. 20, 2015 shares	Aug. 31, 2014 $ / shares
Commitments and Contingencies
Base rent | $	$ 29,539
Gross aggregate proceeds | $					$ 519,806	$ 1,250,000	$ 450,000	$ 1,100,000
Number of warrants issued to purchase shares of common stock (in shares) | shares																236,606
Exercise price (in dollars per share) | $ / shares																	$ 6.40
Convertible promissory notes
Commitments and Contingencies
Gross aggregate proceeds | $			$ 525,000
Interest rate (as a percent)			8.00%
Number of Convertible Promissory Notes Issued | item			4
Debt Instrument Number of Business Days After Date of Consummation of Initial Closing of First Equity Round of Financing when Debt Instrument Is Due			10 days
Transfer Agreement | Manufacturer
Commitments and Contingencies
Prepayment of start-up fee		€ 500,000							€ 500,000
Prepayment of start-up fee which is to be paid at the earlier to occur of September 15, 2014 or the closing date of an initial public offering		250,000
Prepayment of start-up fee which is to be paid at the time of installation and qualification of the Company's equipment		250,000
Prepayment related to technology transfer		620,000									€ 215,000				€ 310,000
Prepayment related to technology transfer which is to be paid within five days of the signature of the Transfer Agreement		310,000								€ 95,000		€ 215,000
Prepayment related to technology transfer which is to be paid after the delivery of a final study report		310,000
Prepayment for design of a portion of the Manufacturer's facility which is to be paid within five days of the signature of the Transfer Agreement		€ 100,000								20,000		€ 150,000
Increase in prepayment for design of portion of manufacturer facility payable within specified days of signature of agreement															170,000
Period within which prepayment for design of a portion of the Manufacturer's facility is payable from signature of the Transfer Agreement		5 days
Bonus fee payable		€ 300,000													€ 300,000
Number of installments | item		2
Aggregate amount payable to Manufacturer upon the delivery of agreed-upon levels of satisfactory product pursuant to the agreement		€ 500,000								€ 250,000				€ 250,000
Number of warrants issued to purchase shares of common stock (in shares) | shares		16,666
Exercise price as a percentage of initial public offering price		90.00%
Exercise price (in dollars per share) | $ / shares													$ 6.30
Veterinary school field study member
Commitments and Contingencies
Total Agreed upon payments for field study | $					$ 190,000
Payments made | $				$ 145,000				$ 45,000